LAND USE RIGHT, NET (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land Use Right Net
Amortization of land use rights	¥ 1,273	¥ 1,273	¥ 1,272